Acquisition, Changes in Ownership Interest in Subsidiary and Deconsolidation (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2019 USD ($) shares $ / shares	Mar. 31, 2018 USD ($) shares $ / shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares
Disclosure of detailed information about business combination [line items]
Equity interest, divested			51.00%
Ayngaran Group
Disclosure of detailed information about business combination [line items]
Equity interest, divested			51.00%
Loss recognized in deconsolidation | $			$ (14,649)
Fair value of subsidiary that ceased to be consolidated | $			$ 457
IPO India Plan
Disclosure of detailed information about business combination [line items]
Stock options outstanding		757,886	1,624,035	2,108,063	2,196,215
Stock options exercised		536,263	1,113,160	269,553
Eros International Media Limited | IPO India Plan
Disclosure of detailed information about business combination [line items]
Stock options outstanding		757,886	1,624,035
Stock options exercised		536,263	1,113,160
Stock options exercised, price per share | $ / shares	[1]	$ 10.00	$ 32.19
Eros Worldwide FZ-LLC
Disclosure of detailed information about business combination [line items]
Purchase of shares of subsidiary		2,467,862
Cash consideration paid for purchase of shares of subsidiary | $		$ 2,892
Increase of ownership interest in subsidiary		2.37%

[1]	INR - Indian Rupees